Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued staff costs	$ 15,107	$ 6,239
Accrued administrative expenses	54,790	54,888
Other payables	21,000	217,680
Total	$ 90,897	$ 278,807